Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 64,170	¥ 72,986
Derivative liabilities Fair value	56,038	95,686
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	5,575	4,863
Derivative assets Fair value	38	0
Derivative liabilities Fair value	57	170
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	2,205	524
Derivative assets Fair value	38	9
Derivative liabilities Fair value	¥ 11	¥ 94